COMPENSATION EXPENSE - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Award vesting period	8 years
Cash-based	$ 2,332,000	$ (443,000)
Equity-based	902,000	4,103,000
AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Cash-based compensation expense	20,307,000	15,922,000
Expense from cash-settled share-based payment transactions, current year entitlements	19,739,000
Equity-based	6,894,000	16,306,000
LTIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Cash-based compensation expense	16,635,000	13,532,000
Equity-based	$ 380,000	561,000
Bottom of range | AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Market benchmark adjustment factor for share-based payment arrangement	0.50
Top of range | AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Market benchmark adjustment factor for share-based payment arrangement	1.50
Short-term Deferred Share Units (DSUs)
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Award vesting period	1 year
Long Term Share Based Payment Awards
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Award vesting period	3 years
Long Term Share Based Payment Awards | AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Expense from equity-settled share-based payment transactions, current year entitlements	$ 3,234,000	7,308,000
Expense from equity-settled share-based payment transactions, amortization of awards granted in prior years	3,660,000	8,998,000
Performance Share Units (PSUs) | AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Cash-based	$ 1,889,000	10,321,000
Deferred Share Units (DSUs) | Bottom of range | LTIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Award vesting period	3 years
Deferred Share Units (DSUs) | Top of range | LTIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Award vesting period	5 years
Employee Stock Option
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Equity-based	$ 275,000	249,000
Employee Stock Option | AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Equity-based	275,000	230,000
Employee Stock Option | LTIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Equity-based	$ 0	$ 19,000